Fees and Expenses - Multi Trust Funds	Dec. 31, 2025
Natixis Loomis Sayles Focused Growth ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees & Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table. If such expenses were reflected, the expenses set forth below would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

(expenses that you pay each year as a percentage of the value of your investment)	ETF
Management fees	0.50%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.11%
Total annual fund operating expenses	0.61%
Fee waiver and/or expense reimbursement[1]	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.59%
[1]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated (whether or not shares are redeemed), and also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. It also does not include the transaction fees on purchases and redemptions of creation units (“Creation Units”), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]

	1 year	3 years	5 years	10 years
ETF	$60	$193	$338	$760

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	none
Natixis Vaughan Nelson Select ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees & Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table. If such expenses were reflected, the expenses set forth below would be higher.

Expenses Restated to Reflect Current [Text]	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2025, as if the reduction had been in effect during the fiscal year ended December 31, 2025. The information has been restated to better reflect anticipated expenses of the Fund.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

(expenses that you pay each year as a percentage of the value of your investment)	ETF
Management fees[1]	0.66%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	1.21%
Total annual fund operating expenses	1.87%
Fee waiver and/or expense reimbursement[2]	1.07%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.80%
[2],[3]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated (whether or not shares are redeemed), and also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. It also does not include the transaction fees on purchases and redemptions of creation units (“Creation Units”), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]

	1 year	3 years	5 years	10 years
ETF	$82	$255	$692	$1,908

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover, Rate	72.00%

[1]
1	Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.59% of the Fund’s average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2029 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) the Fund’s current applicable expense limitation ratio. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[2]
1	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2025, as if the reduction had been in effect during the fiscal year ended December 31, 2025. The information has been restated to better reflect anticipated expenses of the Fund.

[3]
2	Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.80% of the Fund’s average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2029 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) the Fund’s current applicable expense limitation ratio. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.